Note Payable and Unsecured Senior Notes Payable - Notes Payable (Parenthetical) (Detail)	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 14, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Senior unsecured promissory note [Member] CAD	Mar. 31, 2011 Senior unsecured promissory note [Member] USD ($)	Mar. 31, 2011 Senior unsecured promissory note [Member] CAD	Mar. 31, 2011 Junior unsecured promissory note [Member] USD ($)	Mar. 31, 2011 Junior unsecured promissory note [Member] CAD	Dec. 31, 2012 Senior Notes 6.5% Due 2020 [Member]	Dec. 31, 2012 Junior unsecured promissory note [Member] CAD	Dec. 31, 2012 Amended Agreement [Member]	Dec. 31, 2012 Amended Agreement [Member] Senior unsecured promissory note [Member] CAD
Debt Disclosure [Line Items]
Notes payable			$ 469,776,000		$ 273,000,000	265,000,000	$ 221,500,000	215,000,000		215,000,000
Fixed rate of interest	6.50%								6.50%	8.50%
Amendment fixed interest rate											7.50%
Principal payment				50,000,000								50,000,000
Notes payable due to affiliate	34,700,000		27,400,000									265,000,000
Equity	750,000,000
Capitalization ratio	65.00%
Unsecured senior notes	600,000,000	600,000,000
Senior notes due date									Dec. 15, 2020
Unsecured senior notes payable	590,845,000
Obligations to pay principal and interest	100.00%
Transaction costs	(10,996,000)
Accrued interest	$ 1,841,000